SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO MULTI-ASSET FUNDS

Wells Fargo WealthBuilder Conservative Allocation Fund

Wells Fargo WealthBuilder Equity Fund

Wells Fargo WealthBuilder Growth Allocation Fund

Wells Fargo WealthBuilder Growth Balanced Fund

Wells Fargo WealthBuilder Moderate Balanced Fund
 (each a “Fund” together the “Funds”)

Effective immediately, all references to Petros N. Bocray in the Funds’ Statement of Additional Information are hereby removed.

Effective immediately, Travis L. Keshemberg is added as a portfolio manager to the Funds.

In the section entitled "Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Travis L. Keshemberg, CFA, CIPM, FRM[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

Portfolio Manager	Fund	Beneficial Ownership
Travis L. Keshemberg, CFA, CIPM, FRM[1]	WealthBuilder Conservative Allocation Fund	$0
	WealthBuilder Equity Fund	$0
	WealthBuilder Growth Allocation Fund	$0
	WealthBuilder Growth Balanced Fund	$0
	WealthBuilder Moderate Balanced Fund	$0

1Mr. Travis L. Keshemberg became a portfolio manager of the Funds on October 26, 2018. The information presented in this table is as of May 31, 2018, at which time Mr. Keshemberg was not a portfolio manager of the Funds.

October 26, 2018